Other income (expenses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income (expenses) [Abstract]
Movement of provisions	$ 37,444	$ 44,527	$ 61,170
Tax recovery, net of expenses incurred in the recovery	20,149	(3,034)	0
Cancellation of leases in the warehousing business	14,307	20,227	0
Gain from the sale of subsidiaries	0	3,676	0
Result in the sale of fixed assets	10,042	0	0
Other, net	(2,112)	391	(2,393)
Impairment of materials and supplies	(23,531)	0	0
Expenses related to the cancellation of the corporate building lease	0	0	(11,351)
Loss from sale of property and equipment, net (see Note 9)	0	0	(57,804)
Other income (expenses)	$ 56,299	$ 65,787	$ (10,378)